Earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Earnings per share
	2022	2021	2020

Net income attributable to shareholders of Novartis AG (USD millions)	6 955	24 021	8 072

Number of shares (in millions)
Weighted average number of shares outstanding used in basic earnings per share	2 181	2 243	2 277

Adjustment for vesting of restricted shares, restricted share units and dilutive shares from options	16	17	19

Weighted average number of shares in diluted earnings per share	2 197	2 260	2 296

Basic earnings per share (USD)	3.19	10.71	3.55

Diluted earnings per share (USD)	3.17	10.63	3.52